UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

PURSUANT TO SECTION 15G OF THE

SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the annual reporting period January 1, 2025 to December 31, 2025

Date of Report (Date of earliest event reported)

February 11, 2026

FINBE, INC.1,2

(Exact name of securitizer as specified in its charter)

025-05512	0001856497
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Scot Seagrave, 954-615-1400

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

[1]	Credito Real USA Finance, LLC converted to a corporation and changed its name to Finbe, Inc. in April 2024.
[2]

Finbe, Inc., as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period, including asset-backed securities privately issued by the following affiliated entity: Credito Real USA Auto Receivables Trust 2021-1 and FinBe USA Trust 2025-1.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Finbe, Inc.
(Securitizer)

By:	/s/ Scot Seagrave
Name:Scot Seagrave
Title: Managing Director

Date: February 11, 2026